UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8974

The Jhaveri Trust

(Exact name of registrant as specified in charter)

27881 Clemens Rd, Westlake, Ohio 44145

(Address of principal executive offices)

(Zip code)

Ramesh C. Jhaveri, 27881 Clemens Rd, Westlake, Ohio 44145

(Name and address of agent for service)

With copy to:

Debra Perelman, Frantz Ward.

2500 Key Center, 127 Public Square, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 356-1565

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Jhaveri Value Fund

		Schedule of Investments
	June 30, 2006 (Unaudited)
Shares/Principal Amt		Market Value

COMMON STOCKS

Biological Products - 0.48%
1,000	Charles River Laboratories International, Inc.*	36,800

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 0.68%
3,000	Deluxe Corp.	52,440

Commerical Banks, NEC - 0.15%
500	ICICI Bank Limited	11,825

Computer & Office Equipment - 2.60%
2,600	International Business Machines, Inc.	199,732

Computer Communications Equipment - 2.16%
8,500	Cisco Systems, Inc.*	166,005

Computer Storage Devices - 0.14%
1,000	EMC Corp.*	10,970

Electrical Industrial Apparatus - 0.25%
1,000	American Power Conversion Corp.	19,490

Electromedical & Electrotherapeutic Apparatus - 6.20%
6,000	Medtronic, Inc.	281,520
6,000	St Jude Medical, Inc.*	194,520
		476,040
Electronic & Other Electrical Equipment - 2.79%
6,500	General Electric Co.	214,240

Electronic Computers - 5.42%
17,000	Dell Computer Corp.*	415,820

Electronic Connectors - 0.90%
2,500	Tyco Laboratories, Inc.	68,750

Electric Services - 0.27%
500	Detroit Edison Co.	20,370

Federal & Federally Sponsored Credit Agencies - 0.63%
1,000	Federal National Mortgage Association	48,100

Food and Kindred Products - 1.02%
4,900	Lee, Sara Corp.	78,498

Glass & Glassware, Pressed or Blown - 0.16%
500	Corning, Inc. Glass Works*	12,095

Games, Toys & Children's Vehicles - 0.20%
1,500	Leapfrog Enterprises, Inc.*	15,150

Heating Equipment, Except Electric & Warm Air, & Plumming Fixtures- 0.74%
800	Fortune Brands, Inc.	56,808

Hospital & Medical Service Plans - 4.37%
7,500	United Healthcare Corp.	335,850

Investors, NEC - 1.54%
2,000	American International Group, Inc.	118,100

Footwear - 0.52%
1,500	K-Swiss, Inc. Cl A	40,050

Leather & Leather Products - 0.39%
1,000	Coach, Inc.*	29,900

Life Insurance - 0.28%
500	HCA, Inc.	21,575

Miscellaneous Electrical Machinery Equipment & Supplies - 0.91%
5,400	Spectrum Brands, Inc.*	69,768

Miscellaneous Products of Petroleum & Coal - 1.00%
3,000	Headwaters, Inc.*	76,680

Mortgage Bankers & Loan Correspondents - 0.54%
6,500	Doral Financial Corp.	41,665

Motor Vehicles & Passenger Car Bodies - 0.36%
4,000	Ford Motor Co.	27,720

Operative Builders - 4.29%
1,500	Beazer Homes USA, Inc.	68,805
1,500	D.R. Horton, Inc.	35,730
2,500	Hovnanian Enterprises, Inc.*	75,200
1,200	Kaufman & Broad Home Corp.	55,020
1,500	Pulte Homes, Inc.	43,185
2,000	Standard Pacific Corp.	51,400
		329,340

Ophthalmic Goods - 0.29%
500	Cooper Companies, Inc.	22,145

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.61%
1,500	Biomet, Inc.	46,935

Pharmaceutical Preparations - 16.33%
3,100	Barr Pharmaceuticals, Inc.*	147,839
5,000	Johnson & Johnson	299,600
2,500	Lilly, Eli & Co.	138,175
27,000	Pfizer, Inc.	633,690
1,000	Schering-Plough Corp.	19,030
500	Teva Pharmaceuticals Industries Ltd.	15,795
		1,254,129

Plastic Material, Synthetic Resins & Nonvulcanized Elastomers - 2.90%
2,500	Dow Chemical Co.	97,575
3,000	E.I. du Pont de Nemours and Co.	124,800
		222,375

Photographic Equipment & Sales - 0.65%
1,500	Avid Technology, Inc.*	49,995

Printed Circuit Boards - 0.17%
500	Jabil Circuit, Inc.	12,800

Radio & TV Broadcasting & Communications Equipment- 2.10%
5,000	Motorola, Inc.	100,750
1,000	Nokia Corp.	20,260
1,000	Qualcomm, Inc.	40,070
		161,080

Radiotelephone Communications - 0.28%
1,000	Vodafone Group Public Ltd. Co.	21,300

Retail- Apparel & Accessories Stores - 0.57%
1,000	Claire's Stores, Inc.	25,510
1,000	Pacific Sunwear Of California, Inc.*	17,930
		43,440

Retail - Eating Places - 1.11%
500	Brinker International, Inc.	18,150
2,500	The Cheesecake Factory, Inc.*	67,375
		85,525

Retail-Family Clothing Stores - 1.14%
5,000	Urban Outfitters, Inc.*	87,450

Retail-Lumber & Other Building Materials Dealers - 0.47%
1,000	Home Depot, Inc.	35,790

Retail-Radio, Tv & Consumer Electronic Stores - 0.18%
1,000	Radioshack Corp.	14,000

Retail-Variety Stores - 2.84%
2,000	Target Corp.	97,740
2,500	Wal-Mart Stores, Inc.	120,425
		218,165

Retail- Womens Clothing Stores, Inc. - 1.76%
5,000	Chicos Fas, Inc.*	134,900

Security Brokers, Dealters & Floatation Companies - 0.78%
600	Legg Mason, Inc.	59,712

Semiconductors & Related Devices - 9.08%
1,000	Advanced Micro Devices, Inc.*	24,420
4,500	Applied Materials, Inc.	73,260
28,700	Intel Corp.	545,300
1,000	National Semiconductor Corp.	23,850
1,000	Texas Instruments, Inc.	30,290
		697,120

Services-Business Services, NEC - 2.43%
1,000	Accenture LTD.	28,320
4,000	eBay, Inc. *	117,160
2,000	Websense, Inc.*	41,080
		186,560

Services-Computer Integrated Systems Design - 0.86%
2,000	Yahoo, Inc.*	66,000

Services-Miscellaneous Amusement & Recreation - 0.26%
500	Boyd Gaming Corp.	20,180

Services-Miscellaneous Health & Allied Services, NEC- 0.65%
1,000	Davita, Inc.*	49,700

Services-Motion Picture & Video Tape Production - 1.05%
4,000	Warner Communications, Inc.*	80,560

Services-Personal Services - 0.31%
1,000	H&R Block, Inc.	23,860

Services-Prepackaged Software - 5.69%
2,000	Adobe Systems, Inc.*	60,720
500	Autodesk, Inc.*	17,230
13,400	Microsoft Corp.	312,220
3,000	Symantec Corp.*	46,620
		436,790

Soaps,Detergents,Cleaning Preparations,Perfumes,Cosmetics - 0.36%
500	Procter & Gamble Co.	27,800

Sugar & Confectionery Products - 1.92%
250	William Wrigley, Jr. Co. Class B	11,325
3,000	Wrigley Jr. Co.	136,080
		147,405

Surgical & Medical Instruments & Apparatus - 2.30%
10,500	Boston Scientific Corp.*	176,820

Telephone Communications -3.05%
500	China Telecom Corp.	16,200
6,500	Verizon Communications, Inc.	217,685
		233,885

Telephone & Telegraph Apparatus - 0.66%
3,000	ADC Telecommuncations, Inc.*	50,580

Water Transportation - 0.25%
500	Royal Caribbean Cruises Ltd.	19,125

Wholesale-Motor Vehicle Supplies & New Parts - 0.27%
500	Genuine Parts Co.	20,830

Total for Common Stock (Cost $9,028,364) - 100.30%		7,700,737

	Total Investments (Cost 9,028,364) - 100.30%	$ 7,700,737

	Liabilities in Excess of Other Assets - (0.30)%	(23,123)

	Net Assets - 100.00%	$ 7,677,614

* Non-income producing security.
NOTES TO FINANCIAL STATEMENTS
Jhaveri Value Fund
1. SECURITY TRANSACTIONS
At June 30, 2006 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,028,364 amounted to $(1,327,627) which consisted of aggregate gross unrealized appreciation of $52,544 and aggregate gross unrealized depreciation of $(1,380,171).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Jhaveri Trust

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date August 28, 2006

By /s/Saumil R. Jhaveri

*Saumil R. Jhaveri

 Chief Financial Officer

Date August 28, 2006

* Print the name and title of each signing officer under his or her signature.